Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Statement Line Items [Line Items]
Tax expense (income)	$ 3,758	$ 3,806	$ 12,485	$ 11,046
Applicable tax rate			27.00%	27.00%